Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrants Liability - Fair Value, Inputs, Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Change in Fair Value of Warrants Liability [Line Items]
Beginning of period	$ 977
Change in fair value	(24)
End of period	$ 953